Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Years Ended December 31,
	2020 as restated	2019
	(in thousands, except share and per share data)
Numerator:

Net income (loss) attributable to common stockholders - basic	$324,117	$(14,113)
Less: gain from change in fair value of warrant liabilities	(363,299)	-
Net loss attributable to common shareholders – diluted	$(39,182)	$(14,113)

Denominator:

Weighted average shares outstanding, basic	104,324,059	86,643,714
Weighted average shares outstanding, diluted	112,570,960	86,643,714

Net income (loss) per share, basic	$3.11	$(0.16)
Net loss per share, diluted	$(0.35)	$(0.16)

Schedule of weighted average potential common shares
	Years Ended December 31,
	2020 as restated	2019

Stock options, including incentive stock options and non-qualified	6,326,479	3,772,368
Common shares issuable from the exercise of warrants	1,920,426	-

Total	8,246,905	3,772,368